LEASES (Details - Finance lease information) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Finance lease liability, current	$ 30	$ 29
Finance lease liability, noncurrent	65	72
Finance lease liability	95	101
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Finance lease, gross	239	239
Accumulated amortization	(60)	(48)
Finance lease	$ 179	$ 191